Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000166085 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000166085 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000166085 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000166085 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000166085 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000166085 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000166084 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000166084 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000166084 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000166084 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000166084 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000166084 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000198351 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000198351 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%
C000198352 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000198352 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%
C000198353 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000198353 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%
C000198354 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000198354 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%
C000204674 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
C000204674 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000204674 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000204674 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000204674 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000204674 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000272118 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000272118 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000272118 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000272118 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000272118 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%